MORGAN STANLEY LIMITED DURATION U.S. GOVERNMENT TRUST

522 Fifth Avenue

New York, New York 10036

October 1, 2007

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C.  20549

Re:  Morgan Stanley Limited Duration U.S. Government Trust

       File Nos.: 33-41187; 811-6330

       Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on September 27, 2007.

Very truly yours,

/s/ Elisa Mitchell

Elisa Mitchell

Assistant Secretary

Enclosures

cc:

Amy R. Doberman